Schedule of Long-Term Investment (Details)	6 Months Ended
Sep. 30, 2024 USD ($)
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2024	$ 17,393,830
Share gain (loss) from equity investments	1,166,988
Impairment	(1,828,790)
Foreign currency translation adjustments	208,754
Balance as of September 30, 2024	16,940,782
Fujian Pingtan Ocean Fishery Group Co. Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2024	15,552,775
Share gain (loss) from equity investments	1,178,116
Impairment
Foreign currency translation adjustments	209,891
Balance as of September 30, 2024	16,940,782
Wuxi Talent [Member]
Schedule of Equity Method Investments [Line Items]
Balance as of March 31, 2024	1,841,055
Share gain (loss) from equity investments	(11,128)
Impairment	(1,828,790)
Foreign currency translation adjustments	(1,137)
Balance as of September 30, 2024